Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	As of
	December 31, 2019	December 31, 2020
Cost:
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	96,129,761	96,129,761
Computer software	4,971,310	12,176,338

Total cost	101,101,071	108,306,099
Less: Accumulated amortization	(12,157,392)	(25,183,127)

Intangible assets, net	88,943,679	83,122,972

Summary of Amortization Expense
Amortization expense for intangible assets for the years ended December 31, 2018, 2019 and 2020 is as follows:

	Year ended December 31,
	2018	2019	2020
Cost of revenues	1,602,163	9,612,976	9,612,976
General and administrative expenses	—	942,253	3,412,759

Total	1,602,163	10,555,229	13,025,735

Summary of Future intangible asset amortization	Future intangible asset amortization as of December 31, 2020 is as follows:

Year ended December 31,	Amortization Expense
2021	13,562,123
2022	12,635,179
2023	10,399,789
2024	9,637,359
2025	9,637,359
Thereafter	27,251,163

Total	83,122,972